Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Stockholders equity:
Preferred stock, par value	$ 0	$ 0
Preferred stock, issued shares	2	2
Preferred stock, outstanding shares	2	2
Common stock Class A, par value	$ 0	$ 0
Common stock Class A, issued shares	673,974,429	635,241,994
Common stock Class A, outstanding shares	673,974,429	635,241,994
Common stock Class B, par value	$ 0	$ 0
Common stock Class B, issued shares	0	0
Common stock Class B, outstanding shares	0	0
Common Stock Issuable, Shares	1,122,311	1,122,311